Document and Entity Information	Jun. 23, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001812554
Document Type	8-K
Document Period End Date	Jun. 23, 2023
Entity Registrant Name	OWL ROCK CORE INCOME CORP.
Entity Incorporation State Country Code	MD
Entity File Number	814-01369
Entity Tax Identification Number	85-1187564
Entity Address, Address Line One	399 Park Avenue
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false